Octagon XAI CLO Income Fund

Schedule of Investments

(Unaudited)

June 30, 2025

Octagon XAI CLO Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 82.16%(a)(b)
AGL CLO 21 Ltd.	3M SOFR + 5.65%	10/21/2037	$500,000	$492,256
Anchorage Capital CLO 16 Ltd.	3M SOFR + 5.70%	01/19/2038	500,000	504,569
Anchorage Capital CLO 21 Ltd.	3M SOFR + 6.25%	10/20/2034	500,000	491,445
Apidos CLO XL Ltd.	3M SOFR + 5.60%	07/15/2037	500,000	505,214
Apidos CLO XLI Ltd.	3M SOFR + 5.65%	10/20/2037	685,000	695,945
Apidos CLO XLVII Ltd.	3M SOFR + 6.20%	04/26/2037	500,000	505,932
Apidos CLO XLVIII Ltd.	3M SOFR + 5.75%	07/25/2037	500,000	506,125
Apidos CLO XXIII	3M SOFR + 5.20%	04/15/2033	1,000,000	998,764
Apidos CLO XXXV	3M SOFR + 6.01%	04/20/2034	500,000	500,502
Ares Loan Funding III Ltd.	3M SOFR + 6.10%	07/25/2036	500,000	502,243
Bain Capital Credit CLO 2022-3 Ltd.	3M SOFR + 7.35%	07/17/2035	619,357	619,951
Barings CLO Ltd. 2024-II	3M SOFR + 5.90%	07/15/2039	1,000,000	1,013,388
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	750,000	753,742
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 4.60%	01/25/2038	1,150,000	1,147,697
Canyon CLO 2021-3 Ltd.	3M SOFR + 6.46%	07/15/2034	500,000	498,083
Carlyle US CLO 2017-2 Ltd.	3M SOFR + 7.56%	07/20/2037	1,000,000	1,002,063
Carlyle US CLO 2019-3 Ltd.	3M SOFR + 7.34%	04/20/2037	1,250,000	1,265,656
Carlyle US CLO 2021-5 Ltd.	3M SOFR + 6.51%	07/20/2034	500,000	500,000
Carlyle US CLO 2024-2 Ltd.	3M SOFR + 6.85%	04/25/2037	500,000	508,908
Cayuga Park CLO Ltd.	3M SOFR + 6.26%	07/17/2034	500,000	501,153
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	750,000	756,111
CIFC Funding 2019-I Ltd.	3M SOFR + 5.75%	10/20/2037	500,000	507,400
CIFC Funding 2019-III Ltd.	3M SOFR + 5.00%	01/16/2038	1,250,000	1,254,116
CIFC Funding 2021-2 Ltd.	3M SOFR + 6.46%	04/15/2034	500,000	501,147
CIFC Funding 2021-V Ltd.	3M SOFR + 5.10%	01/15/2038	450,000	452,232
CIFC Funding 2022-IV Ltd.	3M SOFR + 7.00%	07/16/2035	275,000	275,624
Dryden 77 CLO Ltd.	3M SOFR + 6.13%	05/20/2034	500,000	487,517
Elmwood CLO 27 Ltd.	3M SOFR + 6.25%	04/18/2037	660,000	665,397
Generate CLO 19 Ltd.	3M SOFR + 6.00%	04/22/2036	1,200,000	1,206,684
Generate CLO 6 Ltd.	3M SOFR + 7.25%	10/22/2037	1,000,000	1,003,399
GoldenTree Loan Management US CLO 25 Ltd.	3M SOFR + 5.75%	04/20/2038	750,000	757,504
Lodi Park CLO Ltd.	3M SOFR + 5.65%	07/21/2037	1,000,000	1,012,870
Madison Park Funding XXVIII Ltd.	3M SOFR + 6.35%	01/15/2038	1,000,000	985,026
Meacham Park CLO Ltd.	3M SOFR + 5.35%	10/20/2037	750,000	755,470
Neuberger Berman Loan Advisers CLO 46 Ltd.	3M SOFR + 5.15%	01/20/2037	1,250,000	1,245,528
NYACK Park CLO Ltd.	3M SOFR + 6.36%	10/20/2034	980,000	978,336
Oaktree CLO 2024-27 Ltd.	3M SOFR + 5.60%	10/22/2037	500,000	502,836
OCP CLO 2016-12 Ltd.	3M SOFR + 6.00%	10/18/2037	1,000,000	1,009,601
OCP CLO 2017-13 Ltd.	3M SOFR + 5.90%	11/26/2037	1,000,000	1,000,951
OCP CLO 2019-17 Ltd.	3M SOFR + 6.25%	07/20/2037	1,000,000	1,010,566
OCP CLO 2022-25 Ltd.	3M SOFR + 5.85%	07/20/2037	500,000	503,599
OHA Credit Partners VII Ltd.	3M SOFR + 4.50%	02/20/2038	1,000,000	985,505
OHA Credit Partners XVII Ltd.	3M SOFR + 5.00%	01/18/2038	1,000,000	1,001,606
OHA Loan Funding 2015-1 Ltd.	3M SOFR + 6.91%	01/19/2037	750,000	752,060
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	457,240	448,130
Rad CLO 3 Ltd.	3M SOFR + 5.88%	07/15/2037	500,000	484,653
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	500,000	504,650
Regatta XXVIII Funding Ltd.	3M SOFR + 6.85%	04/25/2037	500,000	508,721
SIXST 2024-24A E	3M SOFR + 6.65%	04/23/2037	800,000	812,200
SIXST 2025-28A E	3M SOFR + 5.45%	04/21/2038	1,250,000	1,270,313
Sixth Street CLO XXII Ltd.	3M SOFR + 4.75%	04/21/2038	1,250,000	1,244,514
Voya CLO 2024-7 Ltd.	3M SOFR + 5.25%	01/20/2038	750,000	755,297
				39,153,199
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $39,220,625)				39,153,199

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 7.79%(a)(c)
Benefit Street Partners CLO XII Ltd.	16.83%	10/15/2030	500,000	445,750
CIFC Funding 2018-II Ltd.	16.33%	10/20/2037	1,250,000	602,713
CIFC Funding 2021-VII Ltd.	13.97%	01/23/2035	1,500,000	905,100
Neuberger Berman CLO XXI Ltd.	14.23%	01/20/2039	1,400,000	930,566

Octagon XAI CLO Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 7.79%(a)(c)(Continued)
OCP CLO 2024-36 Ltd.	13.60%	10/16/2037	$1,000,000	$826,700
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $3,953,224)				3,710,829

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 0.51%
Textiles, Apparel & Luxury Goods - 0.51%
Beach Acquisition Co. Parent, LLC, Tranche B-1(b)	3M SOFR + 3.25%	06/25/2032	241,009	242,214
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $240,407)				242,214

	Shares	Value
MONEY MARKET FUNDS - 0.25%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 4.23% (7-day yield)	119,645	119,645

TOTAL MONEY MARKET FUNDS (Cost $119,645)		119,645

TOTAL INVESTMENTS - 90.71% (Cost $43,533,901)		43,225,887

Other Assets in Excess of Liabilities - 9.29%		4,428,169
NET ASSETS - 100.00%		$47,654,056

(a)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2025, these securities had an aggregate value of $42,864,028 or 89.95% of net assets.

(b)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of June 30, 2025.

Investment Abbreviations:

LLC – Limited Liability Company

SOFR – Secured Overnight Financing Rate

Reference Rates:

3M SOFR as of June 30, 2025 was 4.34%

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